Other receivables (Tables)	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Schedule of other receivables

Other receivables consist of the following:

	As of June 30, 2026	As of December 31, 2025
	(Unaudited)
Employee advance and others	$82,236	$82,964
Allowance for credit losses	(25,853)	-
Total other receivable, net	$56,383	$82,964

Schedule of movements of allowance for credit losses

Movements of allowance for credit losses from other receivables are as follows:

	For the Six Months ended June 30, 2026	For the Year ended December 31, 2025
	(Unaudited)
Beginning balance	$-	$-
Addition	25,853	-
Ending balance	$25,853	$-